Introduction and overview of Group's risk management - Exposure to foreign exchange risk (Details) - Foreign exchange risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Introduction and overview of Group's risk management
Net exposure	$ (297,271)	$ (392,965)
Trade receivables
Introduction and overview of Group's risk management
Net exposure	7,338	7,330
Cash and cash equivalents
Introduction and overview of Group's risk management
Net exposure	20,398	50,132
Trade payables
Introduction and overview of Group's risk management
Net exposure	(5,269)	(44,835)
Borrowings
Introduction and overview of Group's risk management
Net exposure	$ (319,738)	$ (405,592)